Summary of significant accounting policies (Policy)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of significant accounting policies [Abstract]
Basis of presentation

Basis of presentation

The financial statements are presented in United States ("U.S.") dollars, and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The Company selected December 31 as its fiscal year end.

Basis of presentation

The financial statements are presented in United States ("U.S.") dollars, and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The Company selected December 31 as its fiscal year end.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Development stage company

Development stage company

At June 30, 2012, the Company had not commenced any operations nor generated revenue to date. All activity through June 30, 2012 relates to the Company's formation, the initial public offering and the active solicitation, investigation and analysis of an acquisition target for an initial business combination. The Company will not generate any operating revenues until the completion of the Business Combination, at the earliest. The Company generated and will continue to generate non-operating income in the form of interest income on the designated Trust Account after the Offering.

Development Stage Company

At December 31, 2011, the Company had not commenced any operations nor generated revenue to date. All activity through December 30, 2011 relates to the Company's formation, the initial public offering and the active solicitation, investigation and analysis of an acquisition target for an initial business combination. The Company will not generate any operating revenues until the completion of the Business Combination, at the earliest. The Company generated and will continue to generate non-operating income in the form of interest income on the designated Trust Account after the Offering.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist principally of legal and registration fees incurred in connection with the initial public offering and were charged to shareholders' equity upon the receipt of the capital raised. As discussed in Note 3, the initial public offering occurred during 2010 and therefore, all related expenses were recognized during such year. As a result, no additional deferred offering costs were incurred during the six month ended June 30, 2012. The total amount included as a reduction to additional paid-in capital as of June 30, 2012 and December 31, 2011 totaled approximately $1.6 million.

Deferred offering costs

Deferred offering costs consist principally of legal and registration fees incurred in connection with the initial public offering and were charged to shareholders' equity upon the receipt of the capital raised. As discussed in Note 3, the initial public offering occurred during 2010 and therefore, all related expenses were recognized during such year. As a result, no additional deferred offering costs were incurred during the year ended December 31, 2011. The total amount included as a reduction to additional paid-in capital as of December 31, 2011 and December 31, 2010 totaled approximately $1.6 million.

Restricted cash	Restricted cash Restricted cash includes temporary investments in U.S. Government securities, which have original maturities of three months or less and insignificant interest rate risk.

Restricted Cash

Restricted cash includes temporary investments in U.S. Government securities, which have original maturities of three months or less and insignificant interest rate risk.
Income taxes

Income taxes

There is, at present, no direct taxation in the Cayman Islands and interest, dividends, and gains payable to the Company are received free of all Cayman Islands taxes. The Company is registered as an "exempted company" pursuant to the Cayman Islands Companies Law (as amended). The Company has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of 20 years from such date, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property composed in or any income arising under the Company, or to the shareholders thereof, in respect of any such property or income. As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Cayman Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes.

As of June 30, 2012, the Company has not commenced operations other than activities in furtherance of effecting a Business Combination, and thus has no uncertain tax positions.

Income taxes

There is, at present, no direct taxation in the Cayman Islands and interest, dividends, and gains payable to the Company are received free of all Cayman Islands taxes. The Company is registered as an "exempted company" pursuant to the Cayman Islands Companies Law (as amended). The Company has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of 20 years from such date, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property composed in or any income arising under the Company, or to the shareholders thereof, in respect of any such property or income. As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Cayman Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes.

As of December 31, 2011, the Company has not commenced operations other than activities in furtherance of effecting a Business Combination, and thus has no uncertain tax positions.

Fair value of financial instruments	Fair value of financial instruments The fair value of the Company's assets and liabilities, which qualify as financial instruments, approximates the carrying amounts represented in the balance sheet.

Fair value of financial instruments

The fair value of the Company's assets and liabilities, which qualify as financial instruments, approximates the carrying amounts represented in the balance sheet.
Loss per share

Loss per share

Basic loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents then outstanding.

The 1,437,500 ordinary shares issued to the Sponsor were issued at a purchase price of $0.01739 per share, which is considerably less than the proposed offering per share price. Such shares have been assumed to be retroactively outstanding for the period since inception. On October 5, 2010, the Company repurchased 287,500 shares from the Sponsor at an aggregate purchase price of $1.00. Given that potentially dilutive securities have an anti-dilutive effect, those securities were excluded from the computation of fully diluted loss per share for the quarters ended June 30, 2012 and 2011, the six months ended June 30, 2012 and 2011, and the period from April 20, 2010 (inception) through June 30, 2012. Potentially dilutive securities include:

					Accumulated for the
					period from April 20,
	Quarter ended June 30,		Six months ended June 30,		2010 (inception) to
	2012	2011	2012	2011	June 30, 2012
Warrants	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000

Loss per share

Basic loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents then outstanding.

The 1,437,500 ordinary shares issued to the Sponsor were issued at a purchase price of $0.01739 per share, which is considerably less than the proposed offering per share price. Such shares have been assumed to be retroactively outstanding for the period since inception. On October 5, 2010, the Company repurchased 287,500 shares from the Sponsor at an aggregate purchase price of $1.00. Given that potentially dilutive securities have an anti-dilutive effect, those securities were excluded from the computation of fully diluted loss per share for the year ended December 31, 2011, and the period from April 20, 2010 (inception) through December 31, 2010. Potentially dilutive securities include:

	For the Year ended December 31, 2011	For the period from April 20, 2010 (inception) to December 31, 2010	For the period from April 20, 2010 (inception) to December 31, 2011
Warrants	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of short-term investments in U.S. Treasury bills. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such investments. However, the balances in United States financial institution may exceed Federal Deposit Insurance Corporation insured limits. All of the Company's non-interest bearing cash balances were fully insured at June 30, 2012 and December 31, 2011 due to a temporary Federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and non-interest bearing cash balances may again exceed federally insured limits.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of short-term investments in U.S. Treasury bills. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such investments. However, the balances in United States financial institution may exceed Federal Deposit Insurance Corporation insured limits. All of the Company's non-interest bearing cash balances were fully insured at December 31, 2011 and December 31, 2010 due to a temporary Federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and non-interest bearing cash balances may again exceed federally insured limits.

Geographical risk

Geographical risk

The Company's operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Geographical risk

The Company's operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Ordinary shares subject to possible repurchase

Ordinary shares subject to possible repurchase

Securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity.

As discussed in Note 1, the Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering (2,295,400 ordinary shares) both vote against the Business Combination and exercise their shareholder redemption rights. As further described in Note 1, if the Company fails to consummate a Business Combination within 24 months of the date of the Offering (since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012), the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's amended and restated memorandum and articles of association. Accordingly, 2,295,400 ordinary shares have been classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable ordinary shares to equal its redemption value at the end of each reporting period.

Ordinary shares subject to possible repurchase

Securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity.

As discussed in Note 1, the Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering (2,295,400 ordinary shares) both vote against the Business Combination and exercise their shareholder redemption rights. As further described in Note 1, if the Company fails to consummate a Business Combination within 24 months of the date of the Offering (since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012) , the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's amended and restated memorandum and articles of association. Accordingly, 2,295,400 ordinary shares have been classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable ordinary shares to equal its redemption value at the end of each reporting period.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements if currently adopted would have a material effect on the accompanying financial statements.

Recently issued accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements if currently adopted would have a material effect on the accompanying financial statements.